Segments and Related Information	6 Months Ended	12 Months Ended
	Jul. 02, 2022	Dec. 31, 2021
Segments and Related Information
Segments and Related Information

Note 15.Segments and Related Information

The Company manages its operation under two operating segments, which represent its two reportable segments: (1) Telecom and (2) Renewables and Recovery Logistics.

The Telecom segment performs site acquisition, engineering, project management, installation, testing, last mile installation, and maintenance solutions of communication infrastructure for telecommunication and cable providers, businesses, public venues, government facilities, and residential subscribers. The Renewables and Recovery Logistics segment derives its revenue from providing new fiber optic construction services, maintenance and repair services as well as businesses with continuity and disaster relief services to renewable energy, commercial, telecommunication and utility companies. The segment also provides business-as-usual services such as generator storage and repair and cell maintenance services.

The accounting policies of the reportable segments are the same as those described in Note 1 - Nature of Business and Summary of Significant Accounting Policies. All intercompany transactions and balances are eliminated in consolidation. Intercompany revenue and costs between entities within a reportable segment are eliminated to arrive at segment totals. Corporate results include amounts related to corporate functions such as administrative costs, professional fees, acquisition-related transaction costs and other discrete items.

We present adjusted EBITDA as the key metric used by our management to assess the operating and financial performance of our operations in order to make decisions on allocation of resources. Accordingly, we believe that adjusted EBITDA provides useful information to investors and others in understanding and evaluating our operating results in the same manner as our management.

Summarized financial information for the Company’s reportable segments is presented and reconciled to the Company’s condensed consolidated financial information in the following tables, all of which are presented in thousands. Note the information below excludes amounts from discontinued operations.

	For the Three Months Ended		For The Six Months Ended
Revenue:	July 2, 2022	July 3, 2021	July 2, 2022	July 3, 2021
Telecom	$175,173	$117,959	$307,837	$224,439
Renewables and Recovery Logistics	9,049	12,650	24,546	25,283
Total consolidated revenue	$184,222	$130,609	$332,383	$249,722

	July 2,	December 31,
Total Assets:	2022	2021
Telecom	$615,135	$570,750
Renewables and Recovery Logistics	81,541	90,638
Corporate(1)	(1,567)	10,371
Total consolidated assets	$695,109	$671,759
(1)	Corporate includes both corporate assets and eliminations

	For The Six Months Ended
Capital Expenditures:	July 2, 2022	July 3, 2021
Telecom	$10,692	$682
Renewables and Recovery Logistics	854	179
Corporate	510	870
Total consolidated capital expenditures	$12,056	$1,731

	For the Three Months Ended		For The Six Months Ended
Amortization and Depreciation:	July 2, 2022	July 3, 2021	July 2, 2022	July 3, 2021
Amortization and depreciation
Telecom	$11,705	$9,742	$23,366	$19,562
Renewables and Recovery Logistics	2,885	3,037	5,780	5,604
Corporate	204	244	414	479
Total consolidated amortization and depreciation	$14,794	$13,023	$29,560	$25,645

	For the Three Months Ended		For The Six Months Ended
Adjusted EBITDA Reconciliation:	July 2, 2022	July 3, 2021	July 2, 2022	July 3, 2021
Telecom adjusted EBITDA	$17,031	$11,202	$21,843	$16,016
Renewables and Recovery Logistics adjusted EBITDA	(601)	1,141	4,708	4,019
Corporate adjusted EBITDA	(6,276)	(4,720)	(12,366)	(8,649)
Total adjusted EBITDA continuing operations	$10,154	$7,623	$14,185	$11,386
Total adjusted EBITDA - discontinuing operations	—	(1,212)	—	(2,075)
Total adjusted EBITDA	$10,154	$6,411	$14,185	$9,311
Less:
Management fees	—	(124)	(126)	(622)
Transaction expenses	(1,320)	(903)	(10,588)	(1,452)
Share based compensation	(1,114)	—	(7,825)	—
Depreciation and amortization	(14,794)	(13,023)	(29,560)	(25,645)
Interest expense	(13,085)	(11,227)	(25,428)	(21,138)
Loss on extinguishment of convertible notes	—	(2,436)	—	(2,436)
Integration, public company readiness and close out costs	(5,490)	—	(6,854)	—
Net loss from continuing operations	$(25,649)	$(20,090)	$(66,196)	$(39,907)
Net loss from discontinued operations	—	(1,740)	—	(3,129)
Net loss	$(25,649)	$(21,830)	$(66,196)	$(43,036)

Revenue by Service Offerings

Revenue for each of the Company’s end-market services offerings is presented below:

	For the Three Months Ended		For The Six Months Ended
	July 2, 2022	July 3, 2021	July 2, 2022	July 3, 2021
Telecom Wireless	$122,693	$91,673	$217,059	$175,646
Telecom Wireline	44,504	26,287	75,935	48,794
Telecom Power	7,976	—	14,843	—
Renewables	5,381	11,238	7,648	13,518
Recovery Logistics	3,668	1,411	16,898	11,764
Total	$184,222	$130,609	$332,383	$249,722

Significant Customers

Revenue concentration information for significant customers as a percentage of total consolidated revenue was as follows (in thousands):

	For the Three Months Ended				For The Six Months Ended
	July 2, 2022		July 3, 2021		July 2, 2022		July 3, 2021
Customers:	Amount	% of Total	Amount	% of Total	Amount	% of Total	Amount	% of Total
AT&T	$77,262	41.9%	$62,909	48.2%	$133,245	40.1%	$123,692	49.5%
T-Mobile	24,714	13.4%	19,231	14.7%	41,179	12.4%	36,552	14.6%
Verizon	29,793	16.2%	17,026	13.0%	52,643	15.8%	34,876	14.0%
Total	$131,769	71.5%	$99,166	75.9%	$227,067	68.3%	$195,120	78.1%

Note 11.Segments and Related Information

The Company manages its operation under two operating segments, which represent its two reportable segments: (1) Telecom and (2) Renewables and Recovery Logistics.

The Telecom segment performs site acquisition, engineering, project management, installation, testing, last mile installation, and maintenance solutions of communication infrastructure for telecommunication and utility providers, businesses, public venues, government facilities, and residential subscribers. The Renewables and Recovery Logistics segment derives its revenue from providing new fiber optic construction services, maintenance and repair services as well as businesses with continuity and disaster relief services to renewable energy, commercial, telecommunication and utility companies. The segment also provides business-as-usual services such as generator storage and repair and services.

The accounting policies of the reportable segments are the same as those described in Note 1. All intercompany transactions and balances are eliminated in consolidation. Intercompany revenue and costs between entities within a reportable segment are eliminated to arrive at segment totals. Corporate results include amounts related to corporate functions such as administrative costs, professional fees, acquisition-related transaction costs and other discrete items.

We present adjusted EBITDA as the key metric used by our management to assess the operating and financial performance of our operations in order to make decisions on allocation of resources. Accordingly, we believe that adjusted EBITDA provides useful information to investors and others in understanding and evaluating our operating results in the same manner as our management.

Summarized financial information for the Company’s reportable segments is presented and reconciled to the Company’s consolidated financial information in the following tables, all of which are presented in thousands.

	For the Years Ended
	December 31,
	2021	2020
Revenue:
Telecom	$498,221	$587,614
Renewables and Recovery Logistics	114,020	68,910
Total consolidated revenue	$612,241	$656,524

	December 31,
	2021	2020
Total Assets:
Telecom	$570,750	$579,147
Renewables and Recovery Logistics	90,638	55,370
Corporate	10,371	6,351
Total consolidated assets	$671,759	$640,868

	For the Years Ended
	December 31,
	2021	2020
Capital Expenditures:
Telecom	$11,109	$8,831
Renewables and Recovery Logistics	330	12,251
Corporate	1,379	2,015
Total consolidated capital expenditures	$12,818	$23,097

	For the Years Ended
	December 31,
	2021	2020
Amortization and Depreciation:
Amortization and depreciation
Telecom	$41,105	$40,588
Renewables and Recovery Logistics	11,588	5,259
Corporate	982	628
Total consolidated amortization and depreciation	$53,675	$46,475

	For the Years Ended
	December 31,
	2021	2020
Adjusted EBITDA Reconciliation:
Telecom adjusted EBITDA	$32,542	$2,409
Renewables and Recovery Logistics adjusted EBITDA	44,869	28,943
Corporate adjusted EBITDA	(17,376)	(18,213)
Total adjusted EBITDA	$60,035	$13,139
Less:
Management fees	(889)	(518)
Transaction expenses	(3,826)	(988)
Loss on legal settlement	(2,600)	—
Change in fair value of contingent consideration	4,780	7,081
Impairment of goodwill	(52,487)	(28,802)
Depreciation and amortization	(53,675)	(46,475)
Interest expense	(50,477)	(37,659)
Loss on extinguishment of convertible notes	(2,436)	—
Loss from continuing operations	$(101,575)	$(94,222)

Revenue by Service Offerings

Revenue for each of the Company’s end-market services offerings is presented below:

	For the Years Ended
	December 31,
	2021	2020
Telecom Wireless	$382,743	$458,155
Telecom Wireline	102,194	129,459
Telecom Power	13,284	—
Renewables	29,216	—
Recovery Logistics	84,804	68,910
Total	$612,241	$656,524

Significant Customers

Revenue concentration information for significant customers as a percentage of total consolidated revenue was as follows (in thousands):

	For the Year Ended December 31,
	2021		2020
	Amount	% of Total	Amount	% of Total
Customers:
AT&T	$249,389	41%	$356,026	54%
Entergy	69,268	11%	*	*
T-Mobile	78,442	13%	*	*
Verizon	72,584	12%	116,444	18%
Total	$469,683	77%	$472,470	72%
*	Revenue from Entergy and T-Mobile did not exceed 10% of total consolidated revenue for the year ended December 31, 2020.